Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Option Grants

The Company uses the Black-Scholes option-pricing model to determine the fair value of all its option grants. For valuing options granted during the three and nine months ended September 30, 2016 and 2015, the following assumptions were used:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2016	2015	2016	2015
Risk-free interest rate	1.46%	1.82 – 2.43%	1.18 – 2.02%	1.47 – 2.43%
Expected volatility	116.88%	85.29 – 116.81%	79.42 – 116.88%	85.29 – 116.81%
Weighted average expected volatility	116.88%	107.49%	89.12%	89.43%
Expected lives (in years)	10.00	6.25 – 10.0	5.20 – 10.00	5.20 – 10.0
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

The Company uses the Black-Scholes option-pricing model to determine the fair value of all its option grants. For valuing options granted for the years ended December 31, 2015 and 2014, the following assumptions were used:

	Year Ended December 31,
	2015	2014
Risk-free interest rate	1.47 – 2.43%	1.60 – 2.73%
Expected volatility	84.93 – 116.81%	97.91 – 107.01%
Weighted average expected volatility	89.26%	101.52%
Expected lives (in years)	5.20 – 10.00	5.20 – 10.00
Expected dividend yield	0.00%	0.00%

Summary of Stock Option Activity

The following table summarizes the activity of Company’s stock option plan:

	Total Number of Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2015	332,400	$30.50
Granted	58,569	2.91
Exercised	—	—
Cancelled	—	—

Balance at September 30, 2016	390,969	$26.38	$—

Exercisable at September 30, 2016	298,347	$31.18	$—

The following table summarizes the activity of the Company’s stock option plan for the period from January 1, 2015 to December 31, 2015:

	Total Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2015	300,026	$33.90
Granted	40,516	5.50
Exercised	—	—
Cancelled	(8,142)	30.70

Balance at December 31, 2015	332,400	$30.50	7.15 years	$—

Exercisable at December 31, 2015	250,181	$32.90	6.78 years	$—